Allowance For Loan Losses (Schedule Of Information Related To Average Recorded Investment And Interest Income Recognized On Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	$ 13,124	$ 5,070
With an allowance recorded, Average recorded investment		14,428
Commercial And Industrial [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment		81
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	13,124	4,215
With an allowance recorded, Average recorded investment		14,428
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment		476
Home equity - junior liens (including lines of credit) [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment		$ 298